Earnings per CPO/Share	12 Months Ended
Dec. 31, 2017
Earnings per CPO/Share
Earnings per CPO/Share

24.Earnings per CPO/Share

At December 31, 2017 and 2016, the weighted average of outstanding total shares, CPOs and Series “A”, Series “B”, Series “D” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2017	2016
Total Shares	344,032,527	341,017,197
CPOs	2,466,848	2,444,082
Shares not in the form of CPO units:
Series “A” Shares	55,410,684	55,058,962
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Basic earnings per CPO and per each Series “A”, Series “B”, Series “D” and Series “L” Share (not in the form of a CPO unit) for the years ended December 31, 2017, 2016 and 2015, are presented as follows:

	2017				2016				2015
	Per CPO		Per Share(*)		Per CPO		Per Share(*)		Per CPO		Per Share(*)
Net income attributable to stockholders of the Company	Ps.	1.54	Ps.	0.01	Ps.	1.28	Ps.	0.01	Ps.	3.77	Ps.	0.03

(*)Series “A”, “B”, “D” and “L” Shares not in the form of CPO units.

Diluted earnings per CPO and per Share attributable to stockholders of the Company:

	2017	2016
Total Shares	362,373,163	362,429,887
CPOs	2,573,409	2,573,894
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Diluted earnings per CPO and per each Series “A”, Series “B”, Series “D” and Series “L” Share (not in the form of a CPO unit) for the years ended December 31, 2017, 2016 and 2015, are presented as follows:

	2017				2016				2015
	Per CPO		Per Share(*)		Per CPO		Per Share(*)		Per CPO		Per Share(*)
Net income attributable to stockholders of the Company	Ps.	1.46	Ps.	0.01	Ps.	1.20	Ps.	0.01	Ps.	3.52	Ps.	0.03

(*)Series “A”, “B”, “D” and “L” Shares not in the form of CPO units.